Schedule of Committed Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Revolving Credit Facility | Revolving Credit Facility Maturing 2016
Line of Credit Facility [Line Items]
Total Capacity	$ 1,650	[1]
Letters of Credit Issued	598	[1]
Available Capacity	1,052	[1]
Other Credit Facility | Other Facilities
Line of Credit Facility [Line Items]
Total Capacity	13	[2]
Outstanding Borrowings	1	[2]
Available Capacity	$ 12	[2]

[1]	The senior revolving credit facility bears interest at one-month LIBOR, plus 225 basis points. The senior revolving credit facility is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.
[2]	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2013.